Stockholders' Equity	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income (Loss) and Stockholders' Equity [Abstract]
Stockholders' Equity

NOTE 15 Stockholders’ Equity

The Company did not repurchase any shares of its common stock in the open market during 2011, 2010 or 2009. The Company suspended dividend payments on common stock in the fourth quarter of 2008 due to the net operating loss experienced and the challenging economic environment. Because of the unknown duration of the economic slow down, the continued losses experienced in 2010 and 2011, and the limitation on the payment of dividends set forth in the Supervisory Agreements (as described below and in Note 16), it is not known when any future dividends may be paid by the Company.

The Company’s certificate of incorporation authorizes the issuance of up to 500,000 shares of preferred stock, and on December 23, 2008, the Company completed the sale of 26,000 shares of cumulative perpetual preferred stock to the United States Treasury. The preferred stock has a liquidation value of $1,000 per share and a related warrant was also issued to purchase 833,333 shares of HMN common stock at an exercise price of $4.68 per share. The transaction was part of the United States Treasury’s capital purchase program under the Emergency Economic Stabilization Act of 2008. Under the terms of the sale, the preferred shares are entitled to a 5% annual cumulative dividend for each of the first five years of the investment, increasing to 9% thereafter, unless HMN redeems the shares. The Company made all required dividend payments to the Treasury on the outstanding preferred stock in 2009 and 2010 but began deferring the payment of dividends beginning with the February 15, 2011 dividend date. The Company has since deferred payment of the May 15, 2011, August 15, 2011, November 15, 2011 and February 15, 2012 dividends. The amount of accrued but unpaid dividends totaled $1.3 million at December 31, 2011. Under the terms of the certificate of designations for the preferred stock, dividend payments may be deferred without default, but the dividend is cumulative and, if the Company fails to pay dividends for six quarters, whether or not consecutive, the Treasury will have the right to appoint two representatives to the Company’s board of directors. The preferred stock may be redeemed in whole or in part, at par plus accrued and unpaid dividends. The preferred stock is non-voting, other than certain class voting rights. The warrant may be exercised at any time over its ten-year term. The discount on the common stock warrant is being amortized over five years and Treasury has agreed not to vote any shares of common stock acquired upon exercise of the warrant. Both the preferred securities and the warrant qualify as Tier 1 capital.

Under the terms of the written Supervisory Agreements that the Company and the Bank each entered into with the Office of Thrift Supervision (OTS) effective February 22, 2011 as described in Note 16, neither the Company or the Bank may declare or pay any cash dividends, or repurchase or redeem any capital stock, without prior notice to, and consent of, the OCC (as successor to the OTS). The Company does not anticipate requesting consent from the OCC to make any payments of dividends on, or purchase of, its common or preferred stock in 2012.

The OCC has established an individual minimum capital requirement (IMCR) for the Bank as described in Note 16, which required the Bank to establish and maintain core capital at least equal to 8.5% of adjusted total assets at December 31, 2011. This was in excess of the Bank’s 7.14% core capital to adjusted total assets ratio at December 31, 2011.

In order to grant a priority to eligible accountholders in the event of future liquidation, the Bank, at the time of conversion to a stock savings bank, established a liquidation account equal to its regulatory capital as of September 30, 1993. In the event of future liquidation of the Bank, an eligible accountholder who continues to maintain their deposit account shall be entitled to receive a distribution from the liquidation account. The total amount of the liquidation account will decrease as the balance of eligible accountholders is reduced subsequent to the conversion, based on an annual determination of such balance.